Annual Total Returns - Franklin Payout 2020 Fund [BarChart] - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2020 Fund - Advisor Class	Oct. 01, 2020
Bar Chart Table:
Annual Return 2016	3.55%
Annual Return 2017	1.92%
Annual Return 2018	0.66%
Annual Return 2019	3.50%